Income Taxes - Summary of Analysis of Net Deferred Income Tax Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₱ 27,697	₱ 30,466	₱ 27,348
Net deferred income tax assets	27,697	30,466	₱ 27,348
Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	30,035	31,848
Net deferred income tax assets	(2,338)	(1,382)
Costs [Member] | After 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	25,163	26,246
Net deferred income tax assets	(1,992)	(1,206)
Costs [Member] | Within 12 months [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	4,872	5,602
Net deferred income tax assets	₱ (346)	₱ (176)